Net Interest Income - Summary of Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL	₩ 303,458		₩ 236,793	₩ 192,094
Financial assets at FVTOCI	1,866,114	$ 1,291,831	1,281,642	999,407
Financial assets at amortized cost
Interest on due from banks	570,489		624,006	543,789
Interest on loans	17,783,891		19,116,813	18,042,706
Interest of other receivables	115,673		111,031	81,045
Sub-total (Loans and other financial assets at amortized cost)	18,470,053		19,851,850	18,667,540
Securities at amortized cost	539,932		643,056	782,513
Sub-total	19,009,985	13,159,797	20,494,906	19,450,053
Insurance finance interest income	9,186		0	0
Interest income	₩ 21,188,743	$ 14,668,058	₩ 22,013,341	₩ 20,641,554